UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/05

Check here if Amendment [ }; Amendment number: _________________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

  /s/ William W. Lester         Lincoln, Nebraska              4/26/05
------------------------    --------------------------    --------------------
      (signature)                 (city, state)                  (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              87

Form 13F Information Table Value Total:              $257,895

List of Other Included Managers:

No.      13F File Number   Name

                                             TITLE OF         VALUE     SHARES   SH/PUT/  INVESTMENT  OTHER   VOTING   AUTHORITY
      NAME OF ISSUER                       CLASS   CUSIP     (x1000)   PRN/AMT   PRN/CALL DISCRETION MANAGERS  SOLE     SHARED  NONE

AFFILIATED COMPUTER SVCS INC                COM   008190100   5,379      101,025 SH       DEFINED               101,025

AFFILIATED MANANGERS GROUP                  CDS   008252AC2   1,652    1,500,000 PRN      DEFINED             1,500,000

JOHNSON & JOHNSON (ALZA CORP)               CDS   02261WAB5   1,522    1,650,000 PRN      DEFINED             1,650,000

AMERICAN EXPRESS COMPANY                    COM   025816109   5,708      111,125 SH       DEFINED               111,125

AMERICAN EXPRESS COMPANY                    CDS   025816AS8   2,004    1,960,000 PRN      DEFINED             1,960,000

AMERUS GROUP CO                             COM   03072M108   6,143      130,000 SH       DEFINED               130,000

AMGEN INC                                   COM   031162100   5,263       90,410 SH       DEFINED                90,410

APPLIED MATERIALS INC                       COM   038222105   4,923      302,950 SH       DEFINED               302,950

BEA SYSTEMS INC                             COM   073325102   1,554      195,000 SH       DEFINED               195,000

BERKSHIRE HATHAWAY A                        COM   084670108     522            6 SH       DEFINED                     6

BERKSHIRE HATHAWAY B                        COM   084670207     343          120 SH       DEFINED                   120

BLACKROCK INCOME TRUST                      COM   09247F100     142       20,000 SH       DEFINED                20,000

H & R BLOCK INC                             COM   093671105   1,586       31,350 SH       DEFINED                31,350

CALPINE CORP                                COM   131347106     246       87,800 SH       DEFINED                87,800

CENTURYTEL INC                              CDS   156700AH9     903      850,000 PRN      DEFINED               850,000

CHEVRONTEXACO CORP                          COM   166764100   4,139       70,983 SH       DEFINED                70,983

CISCO SYSTEMS INC                           COM   17275R102   2,311      129,177 SH       DEFINED               129,177

CITIGROUP INC                               COM   172967101   5,994      133,372 SH       DEFINED               133,372

CLOROX CO                                   COM   189054109   3,451       54,781 SH       DEFINED                54,781

COCA-COLA COMPANY                           COM   191216100   3,975       95,400 SH       DEFINED                95,400

COMPUTER ASSOCIATES INTERNATIONAL           COM   204912109   1,447       53,390 SH       DEFINED                53,390

CONAGRA FOODS INC                           COM   205887102     483       17,894 SH       DEFINED                17,894

CONOCO PHILLIPS                             COM   20825C104     585        5,425 SH       DEFINED                 5,425

CREE INC                                    COM   225447101   1,403       64,500 SH       DEFINED                64,500

DNP SELECT INCOME FUND Inc                  COM   23325P104     107       10,000 SH       DEFINED                10,000

DELL INC                                    COM   24702R101   5,904      153,665 SH       DEFINED               153,665

DEVON ENERGY CORP                           COM   25179M103   5,826      122,000 SH       DEFINED               122,000

DIAMOND CLUSTER INT'L INC                   COM   252787106     205        1,950 SH       DEFINED                 1,950

WALT DISNEY                                 CDS   254687AU0   2,219    2,020,000 PRN      DEFINED             2,020,000

DONNELLEY R R & SONS CO                     COM   257867101   3,987      126,100 SH       DEFINED               126,100

EASTMAN KODAK                               CDS   277461BE8   2,333    1,920,000 PRN      DEFINED             1,920,000

ELECTRONIC DATA SYSTEMS                     CDS   285661AF1     395      400,000 PRN      DEFINED               400,000

EXXON MOBIL CORP                            COM   30231G102   6,259      105,025 SH       DEFINED               105,025

FPL GROUP INC                               COM   302571104   2,968       73,925 SH       DEFINED                73,925

FEDEX CORP                                  COM   31428X106   6,433       68,475 SH       DEFINED                68,475

FIRST DATA CORP                             COM   319963104   3,829       97,402 SH       DEFINED                97,402

FORD MOTOR CORP                             COM   345370860     255       22,469 SH       DEFINED                22,469

FOUR SEASONS HOTELS                         CDS   35100EAE4   1,824    1,600,000 PRN      DEFINED             1,600,000

GATX CAPITAL CORP                           CDS   361448AC7   1,277    1,090,000 PRN      DEFINED             1,090,000

GENERAL ELECTRIC CO                         COM   369604103   3,142       87,130 SH       DEFINED                87,130

GENERAL MILLS INC                           CDS   370334AU8   2,126    3,000,000 PRN      DEFINED             3,000,000

GENERAL MOTORS CORP                         CPS   370442717   1,799       86,500 SH       DEFINED                86,500

GENZYME CORP                                CDS   372917AN4   1,167    1,150,000 PRN      DEFINED             1,150,000

HALLIBURTON COMPANY                         CDS   406216AM3   2,516    1,950,000 PRN      DEFINED             1,950,000

ILLINOIS TOOL WORKS INC                     COM   452308109   3,530       39,425 SH       DEFINED                39,425

ISHARES TR MSCI EMERGING MKTS INDEX         COM   464287234   5,744       28,325 SH       DEFINED                28,325

ISHARES TR GOLDMAN SACHS CORP BOND FUND     COM   464287242     880        8,030 SH       DEFINED                 8,030

ISHARES TR DOW JONES US REAL ESTATE INDEX   COM   464287739     475        4,237 SH       DEFINED                 4,237

ISHARES TR S&P SMALLCAP 600 INDEX FUND      COM   464287804     288        1,810 SH       DEFINED                 1,810

JOHNSON & JOHNSON                           COM   478160104   6,133       91,319 SH       DEFINED                91,319

KIMBERLY CLARK                              COM   494368103   4,141       63,000 SH       DEFINED                63,000

KRAFT FOODS INC                             COM   50075N104   4,089      123,725 SH       DEFINED               123,725

KYPHON INC                                  COM   501577100     730       29,000 SH       DEFINED                29,000

ESTEE LAUDER COMPANIES INC                  COM   518439104   5,169      114,910 SH       DEFINED               114,910

LIBERTY MEDIA                               CDS   530715AN1   1,944    2,500,000 PRN      DEFINED             2,500,000

LIBERTY MEDIA                               CDS   530715AR2   1,221    1,430,000 PRN      DEFINED             1,430,000

LOWES COS INC                               COM   548661107   5,938      104,012 SH       DEFINED               104,012

MARATHON OIL CORP                           COM   565849106   5,185      110,500 SH       DEFINED               110,500

MATTEL INC                                  COM   577081102   3,446      161,400 SH       DEFINED               161,400

MEDTRONIC INC                               COM   585055106   5,962      117,025 SH       DEFINED               117,025

MERRILL LYNCH                               CDS   590188A73   1,608    1,600,000 PRN      DEFINED             1,600,000

MICROSOFT CORP                              COM   594918104   4,676      193,451 SH       DEFINED               193,451

NATIONAL AUSTRALIA BANK                     CPS   632525309     760       20,700 SH       DEFINED                20,700

OAK INDUSTRIES                              CDS   671400AL3     518      500,000 PRN      DEFINED               500,000

ODYSSEY RE HOLDING CORP                     CDS   67612WAB4   1,387    1,150,000 PRN      DEFINED             1,150,000

PEPSICO INC                                 COM   713448108   5,655      106,629 SH       DEFINED               106,629

PFIZER INC                                  COM   717081103   3,105      118,181 SH       DEFINED               118,181

PITNEY BOWES INC                            COM   724479100   5,104      113,125 SH       DEFINED               113,125

PIXELWORKS INC                              COM   72581M107   1,063      130,400 SH       DEFINED               130,400

PLACER DOME                                 CDS   725906AK7   1,455    1,360,000 PRN      DEFINED             1,360,000

QUALCOMM INC                                COM   747525103   2,931       79,975 SH       DEFINED                79,975

RPM INTERNATIONAL INC                       CDS   749685AK9   1,594    3,000,000 PRN      DEFINED             3,000,000

REGIS CORP                                  COM   758932107   4,752      116,100 SH       DEFINED               116,100

S&P DEPOSITARY RECEIPTS                     COM   78462F103   1,858      100,524 SH       DEFINED               100,524

SERVICEMASTER CO                            COM   81760N109   2,912      215,675 SH       DEFINED               215,675

SILICON VALLEY BANCSHARES                   CDS   827064AC0   1,478    1,100,000 PRN      DEFINED             1,100,000

THE STANLEY WORKS                           COM   854616109   4,060       89,695 SH       DEFINED                89,695

SYSCO CORP                                  COM   871829107   4,856      135,650 SH       DEFINED               135,650

TEVA PHARMACEUTICAL INDUSTRIES LTD          COM   881624209   6,391      206,175 SH       DEFINED               206,175

TEVA PHARMACEUTICAL INDUSTRIES LTD          CDS   88164RAB3   1,985    1,980,000 PRN      DEFINED             1,980,000

UNIVERSAL HEALTH SERVICES                   CDS   913903AL4   1,476    2,400,000 PRN      DEFINED             2,400,000

VARIAN MEDICAL SYSTEMS INC                  COM   92220P105   4,095      119,450 SH       DEFINED               119,450

WACHOVIA CORP                               COM   929903102   6,146      120,725 SH       DEFINED               120,725

WAL MART STORES INC                         COM   931142103   2,279       45,475 SH       DEFINED                45,475

WATSON PHARMACEUTICAL INC                   COM   942683103     307       10,000 SH       DEFINED                10,000

WORTHINGTON INDUSTRIES                      COM   981811102     964       50,000 SH       DEFINED                50,000

INGERSOLL RAND CO                           COM   G4776G101   3,359       42,175 SH       DEFINED                42,175

                                                      87    257,895   41,770,172